Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues
Revenues	¥ 374,847	$ 53,602	¥ 316,170	¥ 290,232
Transferred at point in time
Revenues
Revenues	235,445	33,668	192,200	163,262
Transferred over time
Revenues
Revenues	¥ 139,402	$ 19,934	¥ 123,970	¥ 126,970